S000006733 [Member] Investment Objectives and Goals - Large Cap Value Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: LARGE CAP VALUE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Large Cap Value Fund (the “Fund”) is to seek to achieve long-term growth of capital.